Goodwill and Intangible Assets, by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 1,058.8	$ 1,088.4
Indefinite-lived intangible assets	1,644.6	$ 1,542.4
FMC Agricultural Solutions
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	1,058.8
Indefinite-lived intangible assets	$ 1,644.6